Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 15, 2022	Feb. 02, 2022	Feb. 02, 2022	Jan. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Nov. 01, 2021	Oct. 20, 2021	Oct. 01, 2021	Sep. 20, 2021	Sep. 09, 2021	Aug. 26, 2021	Jun. 18, 2021	Jan. 29, 2021	Mar. 26, 2020
Related Party Transactions (Details) [Line Items]
Principal amount				$ 2,640			$ 140		$ 100	$ 65	$ 180	$ 450	$ 300
Price per unit (in Dollars per share)					$ 10	$ 10
Price per warrant (in Dollars per share)					$ 1	$ 1
Loan amount					$ 1,235	$ 1,235
Cash					$ 1,864	$ 7,240
Issuance of shares (in Shares)				685,000	685,000
Private warrants (in Shares)				1,893,000
Common stock shares (in Shares)	73,700
Common stock par value (in Dollars per share)					$ 0.0001	$ 0.0001		$ 0.0001
Shares of common stock (in Shares)					685,000
Warrants issued (in Shares)					1,893,000
Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value (in Dollars per share)					$ 0.0001			$ 0.0001
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Principal amount				$ 2,640
Private warrants (in Shares)				1,893,000
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Date of issuance		5 years
Subsequent Event [Member] | Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Shares of common stock (in Shares)				685,000
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Cash						$ 595
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Principal amount														$ 1,000	$ 1,000
Greenrose Associates LLC [Member]
Related Party Transactions (Details) [Line Items]
Loan amount			$ 2,640
Private warrants (in Shares)			1,893,000
Common stock shares (in Shares)			685,000
Stock price (in Dollars per share)		$ 11.5	$ 11.5
Date of issuance			5 years
Greenrose Associates LLC [Member] | Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001